Segment Information	12 Months Ended
Jun. 30, 2025
Segment Information
Segment Information

27. Segment Information:

Segmented information is reviewed by the Company’s chief decision maker, the CEO, to assess performance and allocate resources within the Company. The Company has two operating segments.

(a)	Reportable segments

As a result of the acquisition of SFF earlier in the year, management has reassessed the determination of its operating and reportable segments. Effective December 31, 2024, the chief operating decision maker, evaluates the Company’s financial performance and allocates capital resources based on the following operating and reportable segments: development and EPC and IPP production (previous reportable and operating segments were by geography). The comparative periods have been recast for the change in reportable segments.

Development and EPC consist of development and construction of solar photovoltaic power generation projects. IPP consists of the operation of solar photovoltaic power facilities and BESS projects. Corporate and other includes corporate activities and the operation and maintenance of power facilities, repairs and reinstallation of power facilities, and non-recurrent solar photovoltaic power generation project related work engaged by customers.

The revenues from external customers and expenses for year ended June 30, 2025 and 2024 are as follows:

	Year ended June 30, 2025
	Development & EPC	IPP Production	Corporate and other activities	Intersegment Elimination	Total
Revenues
Revenue from external customers	$30,948	$9,297	$1,286	$-	$41,531
Intersegment revenue	-	17,585	-	(17,585)	-
Total Revenue	$30,948	$26,882	$1,286	$(17,585)	$41,531
Cost of goods sold	(23,633)	(24,808)	(164)	17,585	(31,020)
Gross profit	7,315	2,074	1,122	-	10,511
Operating expenses	$(671)	$(32,751)	$(16,165)	$-	$(49,587)
Loss from operating activities	$6,644	$(30,667)	$(15,043)	$-	$(39,076)

Interest income	-	347	260	-	607
Interest expense	-	(3,263)	-	-	(3,263)
Fair value change of derivatives	-	(1,340)	-	-	(1,340)
Fair value change of warrant liabilities	-	-	3,575	-	3,575
Fair value change of CVR	-	-	7,195	-	7,195
Loss on investments	-	-	(3,385)	-	(3,385)
Other income (expense)	$-	$467	$(116)	$-	$351
Net loss before income taxes					$(35,336)

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

27. Segment Information (continued):

	Year ended June 30, 2024
	Development & EPC	IPP Production	Corporate and other activities	Intersegment Elimination	Total
Revenues
Revenue from external customers	$56,078	$578	$1,721	$-	$58,377
Intersegment revenue	-	-	-	-	-
Total Revenue	$56,078	$578	$1,721	$-	$58,377
Cost of goods sold	(46,224)	(330)	(144)	-	(46,698)
Gross profit	9,854	248	1,577	-	11,679
Operating expenses	$(1,122)	$(4,197)	$(10,778)	$-	$(16,097)
Loss from operating activities	$8,732	$(3,949)	$(9,201)	$-	$(4,418)

Interest income	-	-	321	-	321
Interest expense	-	(285)	-	-	(285)
Fair value change of derivatives	-	(137)	-	-	(137)
Loss on investments	-	-	(1,125)	-	(1,125)
Other income (expense)	$-	$(106)	$5,119	$-	$5,013
Net loss before income taxes					$(631)

The segment assets, segment liabilities, and other material segment items as at June 30, 2025 and June 30, 2024 are as follows:

As at June 30, 2025	Development & EPC	IPP Production	Corporate and other activities	Total
Total assets	$22,832	$111,194	$4,325	$138,351
Total liabilities	15,484	90,566	5,541	118,591
Property, plant and equipment	-	34,481	26	34,507

As at June 30, 2024	Development & EPC	IPP Production	Corporate and other activities	Total
Total assets	$15,112	$16,995	$7,118	$39,225
Total liabilities	9,590	6,468	4,442	20,500
Property, plant and equipment	-	3,408	47	3,455

(b)	Geographic information

The Company is currently operating developing and constructing of solar photovoltaic power generation projects in two principal geographical areas - Canada and United States. The revenues from external customers and non-current assets exclusive of financial instruments by country for the years ended June 30, 2025 and 2024 are as follows:

	Revenue from external customers		Non-current assets
	2025	2024	2025	2024
Canada	$15,325	9,958	$86,368	11,832
United States	26,206	48,419	10,661	9,763
	$41,531	58,377	$97,029	21,595

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024